Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Equity [Abstract]
Stockholders' Equity

5. Stockholders' Equity

Warrants

At September 30, 2023, there were 25,646,453 warrants outstanding to purchase shares of the Company's common stock at a price of $11.50 per whole share. The 25,646,453 warrants are made up of 18,000,000 Public Warrants (the "Public Warrants") and 7,646,453 Private Warrants (the "Private Warrants").

The Public Warrants are exercisable commencing on August 11, 2021 and expire five years after the commencement date. The Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.

The Private Warrants are exercisable commencing on August 11, 2021 for one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The Private Warrants expire five years after the commencement date.

Meier's Earnout Shares

In connection with the closing of the Meier's business combination with Paul T. Lux Irrevocable Trust pursuant to a merger agreement dated January 18, 2022, Mr. Lux is entitled to receive up to an additional $5 million of the Company’s common stock, subject to the terms of the earnout agreement. The Company will make earnout payments based on the product of the amount of adjusted EBITDA in calendar 2022, 2023 and 2024 over an EBITDA threshold, as defined in the merger agreement, and the earnout multiple of seven. No shares were issued through September 30, 2023.

Stock Options

Stock options granted under the 2021 Plan prior to May 17, 2023 have a ten-year term and are subject to certain market conditions, including that the stock options only become exercisable if the volume-weighted average price per share of our common stock meets a $12.50 threshold over a 30-day consecutive trading period following the grant date. The fair value of the stock options was estimated using a Monte Carlo simulation valuation model. These stock option awards vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 18 months after the grant date with respect to an additional 25% of the total stock-based award on each of the 2nd, 3rd and 4th anniversaries of the grant date, providing in each case the employee remains in continuous employment or service with the Company or an Affiliate. Stock options granted under the 2021 Plan subsequent to May 17, 2023 are generally not subject to market conditions and vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 12 months after the grant date with an additional 25% of the total stock-based award on each of the 2nd, 3rd and 4th anniversaries of the grant date, providing in each case the employee remains in continuous employment or service with the Company or an Affiliate. Compensation expense is recognized ratably over the requisite service period.

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2023	2,869,837	$10.31	8.80	$-
Granted	359,214	1.26		-
Exercised	-	-		-
Forfeited or cancelled	(513,235)	10.50		-
Outstanding at September 30, 2023	2,715,816	$9.07	8.60	$-

Total unrecognized compensation expense related to the stock options was $3.3 million, which is expected to be recognized over a weighted-average period of 5.0 years. As of September 30, 2023, 932,813 options were exercisable pending attainment of a market condition.

Restricted Stock Units

Restricted stock units are subject only to service conditions and those issued prior to May 17, 2023 vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 18 months after the vesting commencement date and the other installments vesting on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date. Restricted stock units issued subsequent to May 17, 2023 vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 12 months after the vesting commencement date and the other installments vesting on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date.

The following table presents a summary of restricted stock units activity:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2023	1,162,439	$4.98
Granted	1,794,562	1.03
Vested	(233,311)	3.31
Forfeited or cancelled	(132,881)	6.51
Outstanding at September 30, 2023	2,590,809	$2.32

Total unrecognized compensation expense related to the restricted stock units was $3.0 million, which is expected to be recognized over a weighted-average period of 2.4 years.

During the three months ended September 30, 2023, the Company granted 151,052 fully-vested restricted stock units to a third party in consideration of consulting services rendered.

13. Stockholders’ Equity

Warrants

At June 30, 2023, there were 25,646,453 warrants outstanding to purchase shares of the Company's common stock at a price of $11.50 per whole share. The 25,646,453 warrants are made up of 18,000,000 Public Warrants (the "Public Warrants") and 8,000,000 Private Warrants (the "Private Warrants") less 353,547 warrants that have been repurchased as part of our share repurchase plan.

The Public Warrants are exercisable commencing on August 11, 2021 and expire five years after the commencement date. The Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.

The Private Warrants are exercisable commencing on August 11, 2021 for one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The Private Warrants expire five years after the commencement date.

Earnout Shares

In connection with the closing of the business combination between Bespoke Capital Acquisition Corp. and Vintage Wine Estates, Inc., a California corporation (“VWE Legacy”) pursuant to a transaction agreement dated February 3, 2021, as amended, certain shareholders of VWE Legacy were entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) if at any point during the Earnout Period, from June 7, 2021 to June 7, 2023, the Company's closing share price on the Nasdaq on 20 trading days out of 30 consecutive trading days;

1.
was at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
2.
was at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.

The Earnout Shares would have been adjusted to reflect any stock split, reverse stock split, stock dividend (including any dividend or distribution of securities convertible common shares), reorganization, recapitalization, reclassification, combination and, exchange of shares or other like change. The Earnout Shares were indexed to the Company’s equity and met the criteria for equity classification. The fair value of the Earnout Shares, $32.4 million, was recorded as a dividend to additional paid in capital due to the absence of retained earnings.

No Earnout Shares were issued through June 7, 2023, at which time the Earnout Period ended.

Meier's Earnout Shares

In connection with the closing of the Meier's business combination with Paul T. Lux Irrevocable Trust pursuant to a merger agreement dated January 18, 2022, Mr. Lux is entitled to receive up to an additional $5 million of the Company’s common stock, subject to the terms of the earnout agreement. The Company will make earnout payments based on the product of the amount of adjusted EBITDA in calendar 2022, 2023 and 2024 over EBITDA threshold, as defined in the merger agreement, and the earnout multiple of seven. The earnout payment shall be paid 50% in cash and 50% in the Company's common stock. No shares were issued through June 30, 2023.

2021 Stock Incentive Plan

Effective June 7, 2021, the Company adopted the 2021 Omnibus Incentive Plan (as amended, the "2021 Plan”). The 2021 Plan reserves 11,200,000 common shares for the issuance of stock options, stock appreciation rights, performance shares, performance units, stock, restricted stock, restricted stock units and cash incentive awards. The 2021 Plan was approved by shareholders at the Annual Meeting of Shareholders on February 2, 2022.

The following table provides total stock-based compensation expense by award type:

	June 30,
(in thousands)	2023	2022
Stock option awards	$1,452	$753
Restricted stock units	5,285	4,363
Total share-based compensation	$6,737	$5,116

Stock-based compensation expense is included as a component of selling, general and administrative expenses in the consolidated statement of operations and comprehensive income (loss).

On February 7, 2023, the Company and Patrick Roney, founder of VWE, entered into a letter agreement whereby Mr. Roney voluntarily elected to transition from Chief Executive Officer of the Company to Executive Chairman of the Board, effective February 7, 2023. In connection with his appointment as Executive Chairman, all outstanding stock options and unvested restricted stock units previously granted to Mr. Roney under the Company’s 2021 Plan ceased to vest and any unvested awards were forfeited; however, Mr. Roney maintained the vested stock option awards which are exercisable pending attainment of market condition.

Stock Options

Certain stock options granted under the 2021 Plan prior to May 17, 2023 are subject to market conditions. The stock options are exercisable for ten years and only become exercisable if the volume-weighted average price per share of our common stock meets a $12.50 threshold over a 30-day consecutive trading period following the grant date. The fair value of the stock options was estimated using a Monte Carlo simulation valuation model. These stock option awards vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 18 months after the grant date with respect to an additional 25% of the total stock-based award on each of the 2nd, 3rd and 4th anniversaries of the grant date, providing in each case the employee remains in continuous employment or service with the Company or an Affiliate. Stock options granted under the 2021 Plan subsequent to May 17, 2023 are not subject to market conditions and vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 12 months after the grant date with an additional 25% of the total stock-based award on each of the 2nd, 3rd and 4th anniversaries of the grant date, providing in each case the employee remains in continuous employment or service with the Company or an Affiliate. Compensation expense is recognized ratably over the requisite service period.

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-		$-
Granted	3,533,627	10.50		-
Exercised	-	-		-
Forfeited or cancelled	(30,100)	10.50		-
Outstanding at June 30, 2022	3,503,527	$10.50	9.60	$-
Granted	842,872	9.82		-
Exercised	-	-		-
Forfeited or cancelled	(1,476,562)	10.50		-
Outstanding at June 30, 2023	2,869,837	$10.31	8.80	$-

Total unrecognized compensation expense related to the stock options was $4.4 million, which is expected to be recognized over a weighted-average period of 4.5 years. As of June 30, 2023, 705,342 options were exercisable pending attainment of market condition.

For the year ended June 30, 2023, the weighted-average grant date fair value was $1.27. The fair value of the options was estimated at the grant date using the Monte Carlo Simulation model, for options with a market condition, or the Black-Scholes model, for options without a market condition, with the following assumptions: risk-free rate ranging from 1.8% to 3.9%; expected term ranging from 5.5 years to 7.4 years; expected volatility ranging from 29.7% to 50%; and no expected dividend yield.

For the year ended June 30, 2022, the weighted-average grant date fair value was $3.27. The fair value of the options was estimated at the grant date using the Monte Carlo Simulation model with the following assumptions: weighted average risk-free rate 1.8%; weighted average expected term 5.5 years; weighted average expected volatility 40%; and no expected dividend yield.

Restricted Stock Units

Restricted stock units are subject only to service conditions and those issued prior to May 17, 2023 vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 18 months after the vesting commencement date and the other installments vesting on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date. Restricted stock units issued subsequent to May 17, 2023 vest, except as set forth in the award agreement, in four equal installments of 25%, with the first installment vesting 12 months after the vesting commencement date and the other installments vesting on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date. One restricted stock unit vested in full on the nine month anniversary of the vesting commencement date.

The following table presents a summary of restricted stock units activity for the years presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2021	-	$-
Granted	1,902,068	8.14
Vested	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2022	1,902,068	$8.14
Granted	670,046	2.98
Vested	(840,186)	8.34
Forfeited or cancelled	(569,489)	8.22
Outstanding at June 30, 2023	1,162,439	$4.98

Total unrecognized compensation expense related to the restricted stock units was $3.0 million, which is expected to be recognized over a weighted-average period of 2.60 years.

During the year ending June 30, 2023, 840,186 restricted stock units vested and as a result the Company withheld 297,212 restricted stock units to cover the taxes related to the net share settlement of equity awards.

During the year ended June 30, 2023, 569,489 restricted stock units were forfeited or cancelled. This was partially as a result of the staffing changes described above.

Stock and Warrant Repurchase Plan

On March 8, 2022, the Company's board of directors approved a repurchase plan authorizing the Company to purchase up to $30.0 million in aggregate value of our common stock and/or warrants through September 8, 2022. The repurchase program did not require the Company to acquire a specific number of shares or warrants. The cost of the shares and warrants that were repurchased were funded from available working capital.

For accounting purposes, common stock and/or warrants repurchased under our repurchase plan were recorded based upon the settlement date of the applicable trade. Such repurchased shares are presented using the cost method. During the year ended June 30, 2022, the Company repurchased 2,871,894 common stock shares at an average price of $9.04 per share that are held in treasury. During the years ended June 30, 2023 and 2022, the Company repurchased 171,994 and 181,553 warrants, respectively, at an average price of $1.00 and $1.46 per warrant, respectively. The total cost of the shares and warrants repurchased was $0.2 million and $26.3 million for the years ended June 30, 2023 and 2022, respectively.

The table below summarizes the changes in repurchases of common stock and warrants:

Common Stock and Warrants
Balance at June 30, 2021	-
Repurchases of common stock	2,871,894
Repurchases of warrants	181,553
Balance at June 30, 2022	3,053,447
Repurchases of common stock	-
Repurchases of warrants	171,994
Balance at June 30, 2023	3,225,441